File No. 33-65822
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                 October 1, 2019


                           PIONEER REAL ESTATE SHARES


SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
               OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2019

Effective October 1, 2019, Amundi Pioneer is making the following changes regarding the fund's expenses.

NEW EXPENSE LIMITATIONS

The fund's expense limitations are as follows:

Class A shares - 1.50%

Class Y shares - 1.20%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to the above amounts. These expense limitations will be in effect through May 1, 2021.
















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                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC